Average Annual Total Returns (Vanguard Long-Term Treasury Fund Retail)	Vanguard Long-Term Treasury Fund Vanguard Long-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Long-Term Treasury Fund Vanguard Long-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Long-Term Treasury Fund Vanguard Long-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Long-Term Treasury Fund Vanguard Long-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. Long Treasury Bond Index Vanguard Long-Term Treasury Fund Vanguard Long-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. Long Treasury Bond Index Vanguard Long-Term Treasury Fund Vanguard Long-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	25.28%	25.40%	23.19%	14.57%	25.07%	25.07%
Five Years	9.68%	9.80%	7.78%	7.01%	9.96%	9.96%
Ten Years	7.32%	7.46%	5.38%	5.11%	7.54%	7.54%